Related parties and variable interest entities - Narrative (Details)		12 Months Ended			60 Months Ended
		Dec. 31, 2024 EUR (€) element	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 30, 2024 EUR (€)	Sep. 30, 2021 EUR (€)
Related Party Transaction [Line Items]
Repayment grace period, loan to related parties		3 years
Loan receivable	[1]	€ 1,456,600,000	€ 929,200,000
Number of elements | element		2
2021 loan agreement
Related Party Transaction [Line Items]
Loan receivable		€ 912,400,000	912,400,000
Related parties, undrawn amount cancelled						€ 87,600,000
2024 loan agreement
Related Party Transaction [Line Items]
Loan receivable		610,000,000
Loans and leases receivable, related parties		528,400,000
Unamortized discount, related parties		€ 81,600,000
Effective interest rate, related parties		3.20%
Zeiss High-NA Funding Commitment
Related Party Transaction [Line Items]
Amount paid under contractual obligation					€ 969,100,000
Zeiss High-NA Funding Commitment | Research and development support provided
Related Party Transaction [Line Items]
Amount paid under contractual obligation					305,500,000
Commitment consideration paid		€ 45,100,000	€ 67,600,000	€ 76,600,000
Zeiss High-NA Funding Commitment | Capital expenditure support provided
Related Party Transaction [Line Items]
Amount paid under contractual obligation					€ 663,600,000
Carl Zeiss SMT GmbH
Related Party Transaction [Line Items]
Term of loan to related parties		10 years
Any Director or Officer of ASML or any Associate Thereof
Related Party Transaction [Line Items]
Transactions outside the normal course of business		€ 0
Long-term debt, average amount outstanding		0
Long-term debt		€ 0
Minimum | Carl Zeiss SMT GmbH
Related Party Transaction [Line Items]
Interest rate on principal amount (in percentage)		0.01%
Maximum | 2021 loan agreement
Related Party Transaction [Line Items]
Loan receivable							€ 1,000,000,000
Maximum | 2024 loan agreement
Related Party Transaction [Line Items]
Loan receivable						€ 1,000,000,000
Maximum | Carl Zeiss SMT GmbH
Related Party Transaction [Line Items]
Interest rate on principal amount (in percentage)		1.00%
Carl Zeiss SMT GmbH | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Ownership interest (in percentage)		100.00%
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Ownership percentage (in percentage)		24.90%

[1]	Loans receivable includes amounts with related parties of €1,440.8 million and €912.4 million at December 31, 2024 and 2023, respectively.